--------------------------------------------------------------------------------
The Guardian Cash Fund
------------------------------------

[PHOTO OMITTED]

Alexander M. Grant, Jr.,
Portfolio Manager

Objective: Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity.

Portfolio: Short-term money market instruments.

Inception: November 10, 1981

Net Assets at December 31, 2001: $515,223,010

Q:    How did The Guardian Cash Fund perform during the year 2001?

A: As of December 31, 2001, the effective 7-day annualized yield for The Guardian Cash Fund was 1.39%.(1) The Fund produced a total return of 3.58%(2) for the year ended December 31, 2001. In contrast, the effective 7-day annualized yield of Tier One money market funds as measured by iMoneyNet, Inc. was 1.46%; total return for the same category was 3.49%. iMoneyNet, Inc. (formerly IBC Financial Data) is a research firm that tracks money market funds.

Q:    What was your investment strategy during the year?

A: The Guardian Cash Fund is a place for our investors to put their money while they decide their preferred long-term investment vehicle, be it stocks or bonds. Also, some of our investors prefer the relative stability of the money markets. To best accommodate all our investors, we will continue to try to provide a strong 7-day yield, while offering safety and liquidity. Our investment strategy was to create a diversified portfolio of money market instruments that presents minimal credit risks according to our criteria. As always, we only purchased securities from issuers that had received ratings in the two highest credit quality categories established by nationally recognized statistical ratings organizations like Moody's Investors Service Inc. and Standard & Poor's Corporation for the Fund's portfolio. Most of the portfolio (81.26%) was invested in commercial paper; the balance was invested in repurchase agreements (6.35%) and floating rate municipal bonds (12.39%).

Q:    What factors affected the Fund's performance?

A: Money market funds are directly affected by the actions of the Federal Reserve Board (Fed). During 2001 the Fed's policy making Open Market Committee lowered the Federal Funds target rate to 1.75%. The Federal Funds target is the rate at which banks can borrow from each other overnight. While the Federal Reserve Board does not set this rate, it can establish a target rate and, through open market operations, the Fed can move member banks in the direction of that target rate. Another factor affecting performance was the portfolio's average maturity of 31 days as of December 31, 2001. The average Tier One money market fund as measured by iMoneyNet had an average maturity of 54 days.

================================================================================
      "To best accommodate all our investors, we will continue to try to provide a strong 7-day yield, while offering safety and liquidity."
================================================================================

Q:    What is your outlook for the future?

A: Uncertainty with the direction of the stock market contributes to large daily inflows and outflows of money in the Fund. As the stock market rallies, our investors typically transfer cash to equity funds. During those times when the stock market stalls, we see cash inflows. Due to the relatively short average days-to-maturity, these daily fluctuations have little effect on the Fund.

--------------------------------------------------------------------------------
(1) Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not a guarantee of future results.
(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's share, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARaNTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $10.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28

                     (This page intentionally left blank.)29

--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
------------------------------

Schedule of Investments
December 31, 2001

--------------------------------------------------------------------------------
Commercial Paper -- 81.1%
--------------------------------------------------------------------------------
Principal                                            Maturity
Amount                                                 Date              Value
--------------------------------------------------------------------------------
FINANCIAL -- 31.3%
Automotive -- 6.7%
$ 5,000,000   American Honda Finance
                1.90%                                1/29/2002      $  4,992,611
  9,750,000   American Honda Finance
                2.025%                               2/13/2002         9,726,417
  5,000,000   American Honda Finance
                1.72%                                1/30/2002         4,993,072
 10,000,000   Toyota Motor Credit Corp.
                1.76%                                2/13/2002         9,978,978
  5,000,000   Toyota Motor Credit Corp.
                1.80%                                1/25/2002         4,994,000
                                                                    ------------
                                                                      34,685,078
--------------------------------------------------------------------------------
Finance Companies -- 2.4%
  5,000,000   Coca-Cola Financial Corp.
                2.21%                                 1/7/2002         4,998,158
  7,500,000   Coca-Cola Financial Corp.
                1.90%                                1/23/2002         7,491,292
                                                                    ------------
                                                                      12,489,450
--------------------------------------------------------------------------------
Financial - Banks -- 10.2%
 10,000,000   Abbey Nat'l. North Ave.
                1.89%                                 2/4/2002         9,982,150
  5,000,000   Dresdner Bank AG
                2.26%                                1/11/2002         4,996,861
  5,000,000   Dresdner Bank AG
                1.80%                                1/17/2002         4,996,000
 10,000,000   HSBC USA, Inc.
                2.11%                                1/28/2002         9,984,175
 10,000,000   HVB Finance
                1.94%                                 2/4/2002         9,981,678
  7,500,000   Societe Generale N.A.
                1.84%                                2/15/2002         7,482,750
  5,000,000   UBS Finance LLC
                1.85%                                 6/6/2002         4,959,917
                                                                    ------------
                                                                      52,383,531
--------------------------------------------------------------------------------
Financial - Other -- 10.6%
 10,000,000   Goldman Sachs Group, Inc.
                2.25%                                1/16/2002         9,990,625
  5,000,000   Govco, Inc.
                1.92%                                 2/5/2002         4,990,667
 10,000,000   Household Financial Corp.
                1.85%                                1/30/2002         9,985,097
  5,000,000   Lehman Brothers Hldgs., Inc.
                1.90%                                7/17/2002         4,948,014
 10,000,000   Morgan Stanley Dean Witter & Co.
                2.02%                                1/18/2002         9,990,461
  5,000,000   Nat'l Cooperative Bank
                2.09%                                1/22/2002         4,993,904
 10,000,000   Salomon, Inc.
                1.74%                                 2/7/2002         9,982,117
                                                                    ------------
                                                                      54,880,885
--------------------------------------------------------------------------------
Utilities - Electric and Water -- 1.4%
  5,000,000   Nat'l. Rural Utils. Coop. Fin. Corp.
                1.95%                                1/24/2002         4,993,771
  2,000,000   Nat'l. Rural Utils. Coop. Fin. Corp.
                1.90%                                1/25/2002         1,997,466
                                                                    ------------
                                                                       6,991,237
--------------------------------------------------------------------------------
              TOTAL FINANCIAL                                        161,430,181
--------------------------------------------------------------------------------
INDUSTRIAL -- 49.8%
Automotive -- 2.4%
$ 2,500,000   Volkswagen of America, Inc.
                2.02%                                 1/4/2002      $  2,499,579
  5,000,000   Volkswagen of America, Inc.
                2.04%                                1/28/2002         4,992,350
  5,000,000   Volkswagen of America, Inc.
                1.85%                                1/28/2002         4,993,063
                                                                    ------------
                                                                      12,484,992
--------------------------------------------------------------------------------
Conglomerates -- 2.9%
 10,000,000   General Electric Capital Corp.
                1.82%                                 3/1/2002         9,970,172
  5,000,000   General Electric Capital Corp.
                1.87%                                2/19/2002         4,987,274
                                                                    ------------
                                                                      14,957,446
--------------------------------------------------------------------------------
Cosmetics and Toiletries -- 1.9%
  5,000,000   Kimberly-Clark Worldwide
                2.01%                                1/30/2002         4,991,904
  5,000,000   L'Oreal USA, Inc.
                1.88%                                1/23/2002         4,994,256
                                                                    ------------
                                                                       9,986,160
--------------------------------------------------------------------------------
Drugs and Hospitals -- 7.9%
 10,000,000   Glaxo-Wellcome PLC
                1.85%                                 2/6/2002         9,981,500
 10,000,000   Glaxo-Wellcome PLC
                1.86%                                 2/6/2002         9,981,400
  5,000,000   Merck & Co., Inc.
                1.71%                                3/15/2002         4,982,663
  7,500,000   Pfizer, Inc.
                1.82%                                 2/8/2002         7,485,592
  8,000,000   Pfizer, Inc.
                1.73%                                 1/2/2002         7,999,615
                                                                    ------------
                                                                      40,430,770
--------------------------------------------------------------------------------
Education -- 1.0%
  5,000,000   Northwestern University
                1.76%                                 4/9/2002         4,976,045
--------------------------------------------------------------------------------
Electronics and Instruments -- 1.9%
 10,000,000   Sharp Electronics
                1.85%                                 2/1/2002         9,984,069
--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
64

--------------------------------------------------------------------------------

Principal                                            Maturity
Amount                                                 Date              Value
--------------------------------------------------------------------------------
Financial - Banks -- 1.0%
$ 5,000,000   Southern Co.
                2.03%                                1/22/2002      $  4,994,079
--------------------------------------------------------------------------------
Food, Beverage and Tobacco -- 5.7%
    402,000   Coca-Cola Enterprises, Inc.
                1.95%                                1/23/2002           401,521
  5,000,000   Coca-Cola Enterprises, Inc.
                1.70%                                2/20/2002         4,988,194
  5,000,000   H.J. Heinz Co.
                2.08%                                1/15/2002         4,995,956
  5,000,000   H.J. Heinz Co.
                1.89%                                1/25/2002         4,993,700
  5,000,000   Kraft Foods, Inc.
                1.80%                                 2/7/2002         4,990,750
  9,000,000   Nestle Capital Corp.
                1.93%                                3/27/2002         8,958,987
                                                                    ------------
                                                                      29,329,108
--------------------------------------------------------------------------------
Household Products -- 2.9%
  5,000,000   Colgate-Palmolive Co.
                1.83%                                1/31/2002         4,992,375
 10,000,000   Proctor & Gamble Co.
                1.80%                                 2/8/2002         9,981,000
                                                                    ------------
                                                                      14,973,375
--------------------------------------------------------------------------------
Merchandising - Mass -- 1.0%
  5,000,000   Wal-Mart Stores, Inc.
                1.77%                                 2/5/2002         4,991,396
--------------------------------------------------------------------------------
Miscellaneous - Consumer Growth Staples -- 0.8%
  4,000,000   Monsanto Co.
                2.10%                                2/11/2002         3,990,433
--------------------------------------------------------------------------------
Oil and Gas Services -- 2.5%
  5,000,000   Equilon Enterprises LLC
                1.82%                                1/17/2002         4,995,955
  8,000,000   Equilon Enterprises LLC
                1.86%                                1/17/2002         7,993,387
                                                                    ------------
                                                                      12,989,342
--------------------------------------------------------------------------------
Oil - Integrated - Domestic -- 1.9%
 10,000,000   BP America, Inc.
                1.80%                                2/25/2002         9,972,500
--------------------------------------------------------------------------------
Oil - Integrated - International -- 1.9%
  5,000,000   Texaco, Inc.
                1.85%                                1/11/2002         4,997,431
  5,000,000   Texaco, Inc.
                2.02%                                1/11/2002         4,997,194
                                                                    ------------
                                                                       9,994,625
--------------------------------------------------------------------------------
Publishing and Printing -- 1.0%
  5,000,000   Tribune Co.
                2.13%                                1/22/2002         4,993,787
--------------------------------------------------------------------------------
Telecommunications -- 6.3%
  4,000,000   A T & T Capital Corp.
                6.90%                                1/30/2002         4,014,755
  5,000,000   SBC Comm., Inc.
                1.80%                                1/31/2002         4,992,500
 10,000,000   Telstra Corp. Ltd.
                1.88%                                 2/8/2002         9,980,155
  5,000,000   Telstra Corp. Ltd.
                2.03%                                2/20/2002         4,985,903
  3,600,000   Verizon Network Funding
                2.01%                                1/15/2002         3,597,186
  5,000,000   Verizon Network Funding
                1.85%                                6/21/2002         4,956,063
                                                                    ------------
                                                                      32,526,562
--------------------------------------------------------------------------------
Utilities - Electric and Water -- 6.8%
 10,000,000   Duke Energy Co.
                1.90%                                1/25/2002         9,987,334
  5,000,000   Southern Co.
                2.10%                                1/23/2002         4,993,583
  5,000,000   Southern Co.
                2.00%                                 2/6/2002         4,990,000
  5,000,000   Virginia Electric & Power Co.
                1.74%                                1/17/2002         4,996,133
  5,000,000   Virginia Electric & Power Co.
                1.90%                                1/18/2002         4,995,514
  5,000,000   Virginia Electric & Power Co.
                2.08%                                1/18/2002         4,995,089
                                                                    ------------
                                                                      34,957,653
--------------------------------------------------------------------------------
              TOTAL INDUSTRIAL                                       256,532,342
--------------------------------------------------------------------------------
              Total Commercial Paper
                (Cost $417,962,523)                                  417,962,523
--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
                                                                              65

--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
------------------------------

Schedule of Investments
December 31, 2001 (Continued)

--------------------------------------------------------------------------------
Floating Rate Notes and Bond -- 12.4%
--------------------------------------------------------------------------------
Principal                                              Reset
Amount                                                 Date              Value
--------------------------------------------------------------------------------
Municipal Bonds -- 12.4%
$ 8,105,000   California Housing Fin.Agency (a)
                2.15%                                 1/2/2002      $  8,105,000
 12,590,000   California Housing Fin.Agency (a)
                2.15%                                 1/2/2002        12,590,000
  8,000,000   New York City Trans. (a)
                2.15%                                 1/2/2002         8,000,000
 19,000,000   Sacramento Cnty., CA (a)
                2.15%                                 1/2/2002        19,000,000
  5,000,000   Utah Housing Corp. Single Family (a)
                2.15%                                 1/2/2002         5,000,000
  4,000,000   Utah St. Housing Fin Agency (a)
                2.15%                                 1/2/2002         4,000,000
  7,075,000   Virginia St. Housing Dev. Auth. (a)
                2.15%                                 1/2/2002         7,075,000
--------------------------------------------------------------------------------
              Total Floating Rate Notes and Bonds
                (Cost $63,770,000)                                    63,770,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreement -- 6.3%
--------------------------------------------------------------------------------
Principal
Amount                                                                   Value
--------------------------------------------------------------------------------
$32,694,000 State Street Bank and Trust Co.
              repurchase agreement, dated
              12/31/2001, maturity value
              $32,697,197 at 1.76% due
              1/2/2002 (1)
                (Cost $32,694,000)                                  $ 32,694,000
--------------------------------------------------------------------------------
Total Investments  -  99.8%
  (Cost $514,426,523)                                                514,426,523
Cash, Receivables and Other Assets
  Less Liabilities - 0.2%                                                796,487
--------------------------------------------------------------------------------
Net Assets - 100%                                                   $515,223,010
--------------------------------------------------------------------------------

(a) Floating rate note. The rate shown is the rate in effect at December 31, 2001.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                       See notes to financial statements.


--------------------------------------------------------------------------------
66

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
December 31, 2001

ASSETS
  Investments, at market (cost $514,426,523)                        $514,426,523
  Cash                                                                    66,498
  Receivable for fund shares sold                                      1,350,358
  Interest receivable                                                    367,685
  Other assets                                                             3,116
                                                                    ------------
    Total Assets                                                     516,214,180
                                                                    ------------

LIABILITIES
  Payable for fund shares redeemed                                       728,470
  Accrued expenses                                                        43,510
  Due to affiliates                                                      219,190
    Total Liabilities                                                    991,170
                                                                    ------------
    Net Assets                                                      $515,223,010
                                                                    ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                             $  5,152,230
  Additional paid-in capital                                         510,070,780
                                                                    ------------
    Net Assets                                                      $515,223,010
                                                                    ============

Shares Outstanding -- $0.10 par value                                 51,522,301
                                                                    ============

Net Asset Value Per Share                                           $      10.00
                                                                    ============


Statement of Operations
Year Ended
December 31, 2001

INVESTMENT INCOME
  Interest                                                          $ 18,914,415
                                                                    ------------

  Expenses:
    Investment advisory fees -- Note B                                 2,376,618
    Custodian fees                                                        98,140
    Printing expense                                                      66,500
    Audit fees                                                            18,500
    Directors' fees -- Note B                                             15,303
    Legal fees                                                            14,500
    Loan commitment fees -- Note H                                         4,071
    Insurance expense                                                      3,061
    Registration fees                                                      2,000
    Other                                                                    680
                                                                    ------------
    Total Expenses                                                     2,599,373
                                                                    ------------

  NET INVESTMENT INCOME,
    REPRESENTING NET INCREASE IN
    NET ASSETS FROM OPERATIONS                                      $ 16,315,042
                                                                    ============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Cash Fund, Inc.
------------------------------

Statement of Changes in Net Assets

                                                               Year Ended December 31,
                                                                2001             2000
                                                            -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income                                   $  16,315,042    $  24,982,417
                                                            -------------    -------------
      Net Increase in Net Assets from Operations               16,315,042       24,982,417
                                                            -------------    -------------

  Dividends to Shareholders from:
    Net investment income                                     (16,315,042)     (24,982,417)
                                                            -------------    -------------

  From Capital Share Transactions:
    Net increase/(decrease) in net assets from capital
      share transactions -- Note G                             92,185,164      (61,090,573)
                                                            -------------    -------------
  Net Increase/(Decrease) in Net Assets                        92,185,164      (61,090,573)

NET ASSETS:
Beginning of year                                             423,037,846      484,128,419
                                                            -------------    -------------
End of year                                                 $ 515,223,010    $ 423,037,846
                                                            =============    =============

                       See notes to financial statements.


--------------------------------------------------------------------------------
68

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

                                                            Year Ended December 31,
                                   --------------------------------------------------------------------------
                                        2001            2000            1999            1998            1997
                                   --------------------------------------------------------------------------
Net asset value,
  beginning of year ............   $   10.00       $   10.00       $   10.00       $   10.00       $   10.00
                                   ---------       ---------       ---------       ---------       ---------
Income from investment
  operations:
  Net investment income ........        0.35            0.59            0.47            0.50            0.50

Dividends to Shareholders from:
  Net investment income ........       (0.35)          (0.59)          (0.47)          (0.50)          (0.50)
                                   ---------       ---------       ---------       ---------       ---------

Net asset value, end of year ...   $   10.00       $   10.00       $   10.00       $   10.00       $   10.00
                                   ---------       ---------       ---------       ---------       ---------

Total return* ..................        3.58%           6.01%           4.77%           5.10%           5.14%
                                   ---------       ---------       ---------       ---------       ---------
Ratios/supplemental data:
  Net assets, end of year
    (000's omitted) ............   $ 515,223       $ 423,038       $ 484,128       $ 419,483       $ 368,122
  Ratio of expenses to
    average net assets .........        0.55%           0.54%           0.53%           0.53%           0.54%
  Ratio of net investment
    income to average net assets        3.43%           5.85%           4.68%           4.99%           5.02%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001

--------------------------------------------------------------------------------
Note A -- Organization and Accounting Policies
--------------------------------------------------------------------------------

      The Guardian Variable Contract Funds, Inc. (GVCF) was organized in March 1983 and was formerly known as "The Guardian Stock Fund, Inc." prior to September 13, 1999. Shares are offered in four series: The Guardian Stock Fund
(GSF), The Guardian VC 500 Index Fund (GVC500IF), The Guardian VC Asset Allocation Fund (GVCAAF), and The Guardian VC High Yield Bond Fund (GVCHYBF). The Guardian Life Insurance Company of America (Guardian Life) commenced investment into GVCHYBF on August 17, 1999, GVC500IF on August 25, 1999 and GVCAAF on September 15, 1999, with 107,281 shares for $1,072,813; 20,027,804 shares for $200,278,036; and 2,500,000 shares for $25,000,000, respectively, to facilitate operations.

      GVCF, The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc.
(GCF) are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each series of GVCF and GBF and GCF are referred to collectively as the "Funds" and individually as a "Fund."

      GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF, and shares of GVC500IF, GVCAAF, GVCHYBF, GBF and GCF, are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly-owned subsidiary of Guardian Life. GSF's Class II shares are offered through the ownership of variable annuities and variable life insurance policies issued by other insurance companies that offer GSF as an investment option through their separate accounts. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of December 31, 2001, no Class II shares have been issued.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Significant accounting policies of the Funds are as follows:

Investments

      Securities listed on national securities exchanges are valued based upon closing prices on these exchanges. Securities traded in the over-the-counter market and listed securities for which there have been no trades for the day are valued at the mean of the bid and asked prices. In GVCAAF, investments in the underlying Funds are valued at the closing net asset value of each underlying Fund on the day of valuation.

      Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

      Securities for which market quotations are not readily available, including certain mortgage-backed securities and restricted securities, are valued by using methods that each Fund's Board of Directors, in good faith, believes will accurately reflect their fair value.

      The valuation of securities held by GCF is based upon their amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost valuations do not take into account unrealized gains and losses.

      Investment securities transactions are recorded on the date of purchase or sale. Repurchase agreements are carried at cost, which approximates value (see Note C).

      Net realized gain or loss on sales of investments is determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is recorded when earned. Dividends are recorded on the ex-dividend date.


--------------------------------------------------------------------------------
70

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

      In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Funds to amortize premium and discount on all fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Funds. For GVCHYBF and GBF, the cumulative effect of this accounting change did not result in a significant impact to the amortized cost of debt securities held as of January 1, 2001, nor to the corresponding effect on undistributed net investment income and unrealized appreciation (depreciation) as of January 1, 2001.

      The effect of this change on net investment income, net realized gain
(loss) on investments and net change in unrealized appreciation (depreciation) on investments for the year ended December 31, 2001 was not significant to GVCHYBF and GBF. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

Foreign Currency Translation

      GSF, GVC500IF and GVCHYBF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      GSF, GVC500IF and GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency.

Futures Contracts

    GSF, GVC500IF, GVCAAF and GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by the Funds. The daily changes in the variation margin are recognized as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices (or for non-hedging purposes). Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Taxes

      Each Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code
(Code), and as such will not be subject to federal income tax on investment income (including any realized capital gains) which is distributed to its shareholders in accordance with the applicable provisions of the Code. Therefore, no federal income tax provision is required.

      For the year ended December 31, 2001, for federal income tax purposes, the following Funds have post October capital losses and net capital losses carryforward of:

                         Post October        Capital Loss       Expiration
                         Capital Loss        Carryforward          Date
                         ------------        ------------          ----
GSF                      $ 15,217,321        $326,068,710          2009
GVC500IF                           --           1,090,651          2009
GVCAAF                             --           5,427,268          2009
GVCHYBF                       869,676             158,772          2007
GVCHYBF                            --             965,463          2008
GVCHYBF                            --           3,495,561          2009
GBF                           163,623                  --

Reclassifications of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

      During the year ended December 31, 2001, certain Funds reclassified amounts to paid-in capital from undistributed/(overdistributed) net investment income and accumulated net realized gain/(loss) on investment. Increases/ (decreases) to the various capital accounts were as follows:

                                       Undistributed/         Accumulated
                                      (overdistributed)      net realized
                      Paid-in          net investment       gain/(loss) on
                      capital              income             investments
                      -------         -----------------     --------------
GSF                        --             $  2,988             $ (2,988)
GVC500IF                   --                1,102               (1,102)
GVCAAF                     --                 (136)                 136
GVCHYBF              $ (1,118)               1,117                    1
GBF                  (188,641)             153,356               35,285

Dividend Distributions

      GSF, GVC500IF, GVCAAF, GVCHYBF and GBF intend to distribute each year, as dividends or capital gain distributions, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the applicable Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the policy of GSF, GVC500IF, GVCAAF, GVCHYBF and GBF is to distribute net investment income approximately every six months and net capital gains annually. This policy is, however, subject to change at any time by each Fund's Board of Directors.


--------------------------------------------------------------------------------
72

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

      GCF earns interest on its investments and declares all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All dividends and distributions are credited in the form of additional shares of GCF at net asset value on the payable date.

      The tax character of distributions paid to shareholders during 2001 were as follows:

                                              2001
                      Ordinary              Long-Term
                       Income             Capital Gain            Total
                    -----------          -------------        ------------
GSF                 $ 6,151,807          $  18,307,091        $ 24,458,898
GVC500IF              3,789,995                     --           3,789,995
GVCAAF                  554,053              1,018,852           1,572,905
GVCHYBF               2,808,473                     --           2,808,473
GBF                  21,748,858              1,685,008          23,433,866
GCF                  16,315,042                     --          16,315,042

      For the year ended December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                    Undistributed         Undistributed        Unrealized
                      Ordinary           Long-Term Gain       Appreciaiton
                       Income         (Loss) Carryforward    (Depreciation)
                    -------------     -------------------    --------------
GSF                 $ 8,912,576          $(341,286,031)      $  (3,934,055)
GVC500IF                119,078             (1,090,651)        (62,927,763)
GVCAAF                  722,390             (5,427,268)         (1,918,525)
GVCHYBF                      --             (5,489,472)           (490,450)
GBF                      86,131               (159,113)           (364,631)

--------------------------------------------------------------------------------
Note B -- Investment Advisory Agreements and
          Payments to or from Related Parties
--------------------------------------------------------------------------------

      Each Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS, formerly known as "Guardian Investor Services Corporation"), a wholly-owned subsidiary of GIAC. GSF, GVCAAF, GBF and GCF pay investment advisory fees at an annual rate of .50% of the average daily net assets of each Fund. GVC500IF and GVCHYBF pay investment advisory fees at an annual rate of ..25% and .60% respectively, of their average daily net assets. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds .28% of the average daily net assets of GVC500IF. GIS subsidized .05% of the ordinary operating expenses of GVC500IF or $171,052 for the year ended December 31, 2001. If total expenses of the Funds, except GVC500IF (excluding taxes, interest and brokerage commissions, but including the investment advisory fee) exceed 1% per annum of the average daily net assets of the Funds, GIS has agreed to assume any such excess expenses. None of the Funds exceeded this limit during the year ended December 31, 2001.

      There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

      No compensation is paid by any of the Funds to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of a Fund. Each director not deemed an "interested person" is paid an annual fee of $500 by each Fund, and $350 for attendance at each meeting of each Fund.

      GVCAAF received $600,426 of dividends from other Guardian mutual funds.

--------------------------------------------------------------------------------
Note C -- Repurchase Agreements
--------------------------------------------------------------------------------

      Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Each Fund's Board of Directors has established standards to evaluate creditworthiness of broker-dealers and banks which engage in repurchase agreements with each Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

--------------------------------------------------------------------------------
Note D -- Reverse Repurchase Agreements
--------------------------------------------------------------------------------

      GBF, GVCAAF and GVCHYBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time GBF, GVCAAF and GVCHYBF enter into a reverse repurchase agreement, the Funds establish and maintain cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily in a segregated account with the Funds' custodian. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them. Interest paid by GBF on reverse repurchase agreements for the year ended December 31, 2001 amounted to $29,791.

      Information regarding transactions by GBF under reverse repurchase agreements is as follows:

Average amount outstanding during
  the period .......................................................  $5,513,740
Weighted average interest rate during
  the period .......................................................       1.13%

--------------------------------------------------------------------------------
Note E -- Dollar Roll Transactions
--------------------------------------------------------------------------------

      GBF, GVCAAF and GVCHYBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

--------------------------------------------------------------------------------
Note F -- Investment Transactions
--------------------------------------------------------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the year ended December 31, 2001 were as follows:

                                                   GSF                GVC500IF
                                                   ---                --------
            Purchases .....................   $3,184,390,306       $ 105,384,482
            Proceeds ......................   $3,653,391,098       $   3,719,988

                                                  GVCAAF              GVCHYBF
                                                  ------              -------
            Purchases .....................   $   28,632,368       $  46,689,906
            Proceeds ......................   $    6,844,698       $  38,615,291

                                                   GBF
                                                   ---
            Purchases .....................   $1,510,951,709
            Proceeds ......................   $1,506,161,722


--------------------------------------------------------------------------------
74

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

      The cost of investments owned at December 31, 2001 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at December 31, 2001 for GSF, GVC500IF, GVCAAF, GVCHYBF and GBF were as follows:

                                                   GSF                GVC500IF
                                                   ---                --------
        Gross Appreciation ................   $  126,199,487       $ 23,224,383
        Gross Depreciation ................     (130,133,542)       (86,152,146)
                                              --------------       ------------
          Net Unrealized Depreciation .....   $   (3,934,055)      $(62,927,763)
                                              ==============       ============

                                                  GVCAAF              GVCHYBF
                                                  ------              -------
        Gross Appreciation ................   $      117,471       $    928,161
        Gross Depreciation ................       (2,035,996)        (1,418,611)
                                              --------------       ------------
          Net Unrealized Depreciation .....   $   (1,918,525)      $   (490,450)
                                              ==============       ============

                                                   GBF
                                                   ---
        Gross Appreciation ................   $    2,483,449
        Gross Depreciation ................       (2,848,080)
                                              --------------
          Net Unrealized Depreciation .....   $     (364,631)
                                              ==============

--------------------------------------------------------------------------------
Note G -- Transactions in Capital Stock
--------------------------------------------------------------------------------

      There are 800,000,000 shares of $0.001 par value capital stock authorized for GVCF divided into two classes, designated Class I and Class II shares. GSF Class I consists of 300,000,000 shares; GVC500IF Class I consists of 200,000,000 shares; GVCAAF Class I and GVCHYBF Class I each consist of 100,000,000 shares; and GSF Class II consists of 100,000,000 shares. There are 100,000,000 shares of $0.10 par value capital stock authorized for each of GBF and GCF. Through December 31, 2001, no Class II shares of GSF were issued. Transactions in capital stock were as follows:

                                                    Year Ended December 31,                 Year Ended December 31,
                                                    2001               2000                 2001               2000
-------------------------------------------------------------------------------------------------------------------------
                                                           Shares                                   Amount
-------------------------------------------------------------------------------------------------------------------------
o The Guardian Stock Fund
Shares sold                                      3,815,255          6,150,247         $ 122,786,296       $ 334,877,079
Shares issued in reinvestment of
    dividends and distributions                    784,694         14,951,639            24,458,898         604,199,000
Shares repurchased                             (18,650,149)       (11,483,808)         (568,765,235)       (614,613,524)
-------------------------------------------------------------------------------------------------------------------------
  Net increase/(decrease)                      (14,050,200)         9,618,078         $(421,520,041)      $ 324,462,555
-------------------------------------------------------------------------------------------------------------------------
o The Guardian VC 500 Index Fund
Shares sold                                     13,181,683         10,014,181         $ 119,420,668       $ 110,068,245
Shares issued in reinvestment of
    dividends and distributions                    408,501            302,724             3,526,181           3,067,405
Shares repurchased                                (611,918)          (261,850)           (5,222,250)         (2,750,737)
-------------------------------------------------------------------------------------------------------------------------
  Net increase                                  12,978,266         10,055,055         $ 117,724,599       $ 110,384,913
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

                                                    Year Ended December 31,                 Year Ended December 31,
                                                    2001               2000                 2001               2000
-------------------------------------------------------------------------------------------------------------------------
                                                           Shares                                   Amount
-------------------------------------------------------------------------------------------------------------------------
o The Guardian VC Asset Allocation Fund
Shares sold                                      1,514,707          1,061,518         $  13,674,648       $  11,487,547
Shares issued in reinvestment of
    dividends and distributions                    177,529            390,191             1,572,906           3,920,937
Shares repurchased                                (428,231)          (122,064)           (3,647,883)         (1,317,471)
-------------------------------------------------------------------------------------------------------------------------
  Net increase                                   1,264,005          1,329,645         $  11,599,671       $  14,091,013
-------------------------------------------------------------------------------------------------------------------------
o The Guardian VC High Yield Bond Fund
Shares sold                                      1,744,621            312,625         $  15,630,031       $   2,944,132
Shares issued in reinvestment of
    dividends and distributions                    340,888            263,303             2,808,473           2,366,885
Shares repurchased                              (1,239,376)           (38,841)          (10,983,562)           (373,386)
-------------------------------------------------------------------------------------------------------------------------
  Net increase                                     846,133            537,087         $   7,454,942       $   4,937,631
-------------------------------------------------------------------------------------------------------------------------
o The Guardian Bond Fund
Shares sold                                      7,257,437          1,974,860         $  88,866,716       $  23,012,516
Shares issued in reinvestment of
    dividends and distributions                  1,928,395          1,975,990            23,063,933          22,960,166
Shares repurchased                              (9,581,533)        (6,673,170)         (118,325,022)        (77,439,370)
-------------------------------------------------------------------------------------------------------------------------
    Net decrease                                  (395,701)        (2,722,320)        $  (6,394,373)      $ (31,466,688)
-------------------------------------------------------------------------------------------------------------------------
o The Guardian Cash Fund
Shares sold                                     47,189,875         39,378,558         $ 471,898,754       $ 393,785,445
Shares issued in reinvestment
    of dividends                                 1,631,504          2,498,242            16,315,042          24,982,418
Shares repurchased                             (39,602,863)       (47,985,843)         (396,028,632)       (479,858,436)
-------------------------------------------------------------------------------------------------------------------------
    Net increase/(decrease)                      9,218,516         (6,109,043)        $  92,185,164       $ (61,090,573)
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Note H -- Line of Credit
--------------------------------------------------------------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2001, none of the funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

--------------------------------------------------------------------------------
Note I -- Management Information
--------------------------------------------------------------------------------

      The directors and officers are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is composed of (1) GVCF (2) GBF (3) GCF, (4) The Park Avenue Portfolio (a series trust that issues its shares in ten series), and (5) GIAC Funds, Inc. (formerly GBG Funds) (a series fund that issues its shares in three series).


--------------------------------------------------------------------------------
76

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

      The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling
(800) 221-3253. The information provided in the following section has not been audited by the independent auditors for the Funds.

Name and Address and Age      Title      Business History
--------------------------------------------------------------------------------
"Interested" Directors:*

Arthur V. Ferrara (71)        Director   Retired. Former Chairman of The Board
70 Baldwin Farms South                   and Chief Executive Officer, The
Greenwich, Connecticut                   Guardian Life Insurance Company of
06831                                    America 1/93 to 12/95; President,
                                         Director and Chief Executive Officer
                                         prior thereto. Director (Trustee) of
                                         all of the mutual funds within the
                                         Guardian Fund Complex.

Leo R. Futia (82)             Director   Retired. Former Chairman of The Board
18 Interlaken Road                       and Chief Executive Officer, The
Greenwich, Connecticut                   Guardian Life Insurance Company of
06830                                    America; Director since 5/70. Director
                                         (Trustee) of all of the mutual funds
                                         within the Guardian Fund Complex.
                                         Director (Trustee) of various mutual
                                         funds sponsored by Value Line, Inc.

Joseph D. Sargent (64)        Director   Chairman of the Board and Chief
                                         Executive Officer, The Guardian Life
                                         Insurance Company of America, since
                                         1/02; President, Chief Executive
                                         Officer, and Director prior thereto.
                                         Director (Trustee) of The Guardian
                                         Insurance & Annuity Company, Inc.,
                                         Guardian Investor Services LLC, Park
                                         Avenue Securities LLC and all of the
                                         mutual funds within the Guardian Fund
                                         Complex.

Independent Directors:

Frank J. Fabozzi (53)         Director   Adjunct Professor of Finance, School of
858 Tower View Circle                    Management - Yale University 2/94 to
New Hope, Pennsylvania                   present; Visiting Professor of Finance
18938                                    and Accounting, Sloan School of
                                         Management -- Massachusetts Institute
                                         of Technology prior thereto. Editor,
                                         Journal of Portfolio Management.
                                         Director (Trustee) of all the mutual
                                         funds within the Guardian Fund Complex.
                                         Director (Trustee) of various
                                         closed-end investment companies
                                         sponsored by Blackstone Financial
                                         Management.

William W. Hewitt, Jr. (73)   Director   Retired. Former Executive Vice
P.O. Box 2359                            President, Shearson Lehman Brothers,
Princeton, New Jersey                    Inc. Director (Trustee) of all of the
08543                                    mutual funds within the Guardian Fund
                                         Complex. Director (Trustee) of various
                                         mutual funds sponsored by Mitchell
                                         Hutchins Asset Management, Inc. and
                                         Paine Webber, Inc.

* "Interested" Director means one who is an "interested person" under the Investment Company Act of 1940 by virtue of a current or past position with The Guardian Life Insurance Company of America, the indirect parent company of Guardian Investor Services LLC, the investment adviser of certain Funds in the Guardian Fund Complex.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

Name and Address and Age      Title      Business History
--------------------------------------------------------------------------------
Sidney I. Lirtzman (71)       Director   Professor of Management since 9/67 and
38 West 26th Street                      Interim President 9/99 to present; and
New York, New York                       Acting Dean of the Zicklin School of
10010                                    Business Management since 2/95, City
                                         University of New York -- Baruch
                                         College. President, Fairfield
                                         Consulting Associates, Inc. Director
                                         (Trustee) of all of the mutual funds
                                         within the Guardian Fund Complex.

Carl W. Schafer (65)          Director   President, Atlantic Foundation (a
66 Witherspoon Street, #1100             private charitable foundation).
Princeton, New Jersey                    Director of Roadway Express (trucking),
08542                                    Labor Ready, Inc. (provider of
                                         temporary manual labor), Evans Systems,
                                         Inc. (a motor fuels, convenience store
                                         and diversified company), Electronic
                                         Clearing House, Inc. (financial
                                         transactions processing), Frontier Oil
                                         Corporation and NutraCeutix, Inc.
                                         (biotechnology), Chairman of the
                                         Investment Advisory Committee of the
                                         Howard Hughes Medical Institute 1985 to
                                         1992. Director (Trustee) of all of the
                                         mutual funds within the Guardian Fund
                                         Complex. Director (Trustee) of various
                                         mutual funds sponsored by Paine Webber,
                                         Inc.

Robert G. Smith (69)          Director   President, Smith Affiliated Capital
132 East 72nd Street                     Corp. since 4/82. Director (Trustee) of
New York, New York                       all of the mutual funds within the
10021                                    Guardian Fund Complex.

Officers:

Joseph A. Caruso (49)         Senior     Senior Vice President and Corporate
                              Vice       Secretary, The Guardian Life Insurance
                              President  Company of America since 1/01; Vice
                              and        President and Corporate Secretary prior
                              Secretary  thereto. Senior Vice President and
                                         Secretary, The Guardian Insurance &
                                         Annuity Company, Inc., Guardian
                                         Investor Services LLC, Park Avenue Life
                                         Insurance Company, Guardian Baillie
                                         Gifford Limited, and all of the mutual
                                         funds within the Guardian Fund Complex.
                                         Vice President and Corporate Secretary,
                                         Park Avenue Securities LLC.

Howard W. Chin (49)           Managing   Managing Director, The Guardian Life
                              Director   Insurance Company of America since
                                         9/97; Vice President and Senior
                                         Mortgage Strategist, Goldman, Sachs &
                                         Co. prior thereto. Officer of various
                                         mutual funds within the Guardian Fund
                                         Complex.

Richard A. Goldman (39)       Managing   Managing Director, Equity Investments,
                              Director   The Guardian Life Insurance Company of
                                         America since 7/01. Director, Citigroup
                                         Asset Management prior thereto. Officer
                                         of various mutual funds within the
                                         Guardian Fund Complex.


--------------------------------------------------------------------------------
78

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

Name and Address and Age      Title      Business History
--------------------------------------------------------------------------------

Alexander M. Grant, Jr. (52)  Managing   Managing Director, The Guardian Life
                              Director   Insurance Company of America since
                              and        3/99; Second Vice President,
                              Treasurer  Investments 1/97 to 3/99; Assistant
                                         Vice President, Investments prior
                                         thereto. Officer of various mutual
                                         funds within the Guardian Fund Complex.

Jonathan C. Jankus (54)       Managing   Managing Director, Investments, The
                              Director   Guardian Life Insurance Company of
                                         America since 3/98; Second Vice
                                         President, Investments, prior thereto.
                                         Officer of various mutual funds within
                                         the Guardian Fund Complex.

Frank J. Jones (63)           President  Executive Vice President and Chief
                                         Investment Officer, The Guardian Life
                                         Insurance Company of America. Executive
                                         Vice President and Chief Investment
                                         Officer and Director, The Guardian
                                         Insurance & Annuity Company, Inc.
                                         Manager, Park Avenue Securities LLC.
                                         Director, Guardian Investor Services
                                         LLC, and Guardian Baillie Gifford
                                         Limited. Officer of all of the mutual
                                         funds within the Guardian Fund Complex.

Ann T. Kearney (50)           Controller Second Vice President, Group Pensions,
                                         The Guardian Life Insurance Company of
                                         America. Second Vice President of The
                                         Guardian Insurance & Annuity Company,
                                         Inc. and Guardian Investor Services
                                         LLC. Controller of various mutual funds
                                         within the Guardian Fund Complex.

Peter J. Liebst (45)          Managing   Managing Director, Investments, The
                              Director   Guardian Life Insurance Company of
                                         America, since 8/98; Vice President,
                                         Van Kampen American Capital Investment
                                         Advisory Corporation prior thereto.
                                         Officer of various mutual funds within
                                         the Guardian Fund Complex.

John B. Murphy (54)           Managing   Managing Director, Equity Securities,
                              Director   The Guardian Life Insurance Company
                                         since 3/98; Second Vice President 3/97
                                         to 3/98; Assistant Vice President prior
                                         thereto. Officer of various mutual
                                         funds within the Guardian Fund Complex.

Frank L. Pepe (59)            Vice       Vice President and Equity Controller,
                              President  The Guardian Life Insurance Company of
                                         America. Vice President and Controller,
                                         The Guardian Insurance & Annuity
                                         Company, Inc. Senior Vice President and
                                         Controller, Guardian Investor Services
                                         LLC. Officer of all of the mutual funds
                                         within the Guardian Fund Complex.

Richard T. Potter (47)        Vice       Vice President and Equity Counsel, The
                              President  Guardian Life Insurance Company of
                              and        America. Vice President and Counsel,
                              Counsel    The Guardian Insurance & Annuity
                                         Company, Inc., Guardian Investor
                                         Services LLC, Park Avenue Securities
                                         LLC and all of the mutual funds within
                                         the Guardian Fund Complex.


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

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The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2001 (Continued)

Name and Address and Age      Title      Business History
--------------------------------------------------------------------------------

Robert A. Reale (41)          Managing   Managing Director, The Guardian Life
                              Director   Insurance Company of America, The
                                         Guardian Insurance & Annuity Company,
                                         Inc. and Guardian Investor Services LLC
                                         since 3/01. Assistant Vice President,
                                         Metropolitan Life prior thereto.
                                         Officer of all of the mutual funds
                                         within the Guardian Fund Complex.

Thomas G. Sorell (46)         Senior     Senior Managing Director, Fixed Income
                              Managing   Securities, The Guardian Life Insurance
                              Director   Company of America since 3/00. Vice
                                         President, Fixed Income Securities
                                         prior thereto. Managing Director,
                                         Investments: Park Avenue Life Insurance
                                         Company. Officer of various mutual
                                         funds within the Guardian Fund Complex.

Donald P. Sullivan, Jr. (47)  Vice       Vice President, Equity Administration,
                              President  The Guardian Life Insurance Company of
                                         America since 3/99; Second Vice
                                         President, Equity Administration prior
                                         thereto. Vice President, The Guardian
                                         Insurance & Annuity Company, Inc.,
                                         Guardian Investor Services LLC and Park
                                         Avenue Securities LLC. Officer of
                                         various mutual funds within the
                                         Guardian Fund Complex.


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

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REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors and Shareholders
The Guardian Variable Contract Funds, Inc.
The Guardian Bond Fund, Inc.
The Guardian Cash Fund, Inc.

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Guardian Variable Contract Funds, Inc. (comprising, respectively, The Guardian Stock Fund, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund), The Guardian Bond Fund, Inc. and The Guardian Cash Fund, Inc. as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting The Guardian Variable Contract Funds, Inc., The Guardian Bond Fund, Inc. and The Guardian Cash Fund, Inc. at December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


New York, New York
February 8, 2002


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